iShares®

iShares Trust

Supplement dated January 4, 2011

to the Prospectuses (the “Prospectuses”) for each of

iShares MSCI All Country Asia ex Japan Index Fund,

iShares MSCI Emerging Markets Financials Sector Index Fund and

iShares MSCI Emerging Markets Materials Sector Index Fund (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus.

Effective as of January 1, 2011, the following paragraph replaces the third paragraph under the Investment Adviser section of each Prospectus.

For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares MSCI All Country Asia ex Japan Index Fund, iShares MSCI BRIC Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI Emerging Markets Financials Sector Index Fund, iShares MSCI Emerging Markets Index Fund and iShares MSCI Emerging Markets Materials Sector Index Fund. The aggregate management fee is calculated as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets over $28.0 billion, up to and including $42.0 billion, plus 0.56% per annum of the aggregate net assets over $42.0 billion, up to and including $56.0 billion, plus 0.50% per annum of the aggregate net assets over $56.0 billion, up to and including $70.0 billion, plus 0.45% per annum of the aggregate net assets over $70.0 billion, up to and including $84.0 billion plus 0.40% per annum of the aggregate net assets in excess of $84.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-A-SU3

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated January 4, 2011

to the Statement of Additional Information dated December 1, 2010 (the “SAI”)

for each of iShares MSCI All Country Asia ex Japan Index Fund,

iShares MSCI Emerging Markets Financials Sector Index Fund and

iShares MSCI Emerging Markets Materials Sector Index Fund (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

Effective as of January 1, 2011, the following paragraph replaces the third paragraph under the Investment Adviser section in the SAI.

For its investment advisory services to the Fund, BFA is entitled to receive a management fee from each Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares MSCI All Country Asia ex Japan Index Fund, iShares MSCI BRIC Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI Emerging Markets Financials Sector Index Fund, iShares MSCI Emerging Markets Index Fund and iShares MSCI Emerging Markets Materials Sector Index Fund. The aggregate management fee is calculated as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets over $28.0 billion, up to and including $42.0 billion, plus 0.56% per annum of the aggregate net assets over $42.0 billion, up to and including $56.0 billion plus 0.50% per annum of the aggregate net assets over $56.0 billion, up to and including $70.0 billion plus 0.45% per annum of the aggregate net assets over $70.0 billion, up to and including $84.0 billion plus 0.40% per annum of the aggregate net assets in excess of $84.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A.
IS-SAI-07-S2

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE